Supplementary cash flow information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary cash flow information
Interest received		kr 24	kr 17
Interest paid	kr (482)	(276)	(236)
Finance items paid	(138)	(34)	(53)
Dividend received	17
Taxes paid	(643)	(485)	(403)
Total	kr (1,246)	kr (771)	kr (675)